Financial instruments risk management (Narrative) (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Carrying amount of investments	₪ 18,565	₪ 16,840